3. STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Jun. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions for fair value of options granted
Year Ended
June 30, 2014
Assumptions:
Option life	5.0 years
Risk-free interest rate	3.00%
Stock volatility	479%
Dividend yield	0
Weighted average fair value of grants	$0.90

Stock option activity
	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at July 1, 2012	392,587	$4.56	8.15 years
Grants	9,000	0.85
Cancellations	(1,500)	0.55
Outstanding at June 30, 2013	400,087	$4.49	7.21 years
Grants	9,000	0.90
Outstanding at June 30, 2014	409,087	$4.41	6.27 years

Stock options outstanding by exercise price ranges
Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$1.20	207,800	7.68	$1.20	207,800	$1.20
$0.90	9,000	9.52	0.90	9,000	0.90
$0.85	9,000	8.52	0.85	9,000	0.85
$0.55	49,500	7.62	0.55	49,500	0.55
$0.27	40,000	7.04	0.27	40,000	0.27
$1.35	1,200	5.41	1.35	1,200	1.35
$1.25	1,200	4.41	1.25	1,200	1.25
$6.25	1,600	2.42	6.25	1,600	6.25
$7.75	1,200	3.41	7.75	1,200	7.75
$11.50	800	1.42	11.50	800	11.50
$13.75	50,427	1.86	13.75	50,427	13.75
$20.75	37,360	0.96	20.75	37,360	20.75
$0.27–$20.75	409,087	6.27	$4.41	409,087	$6.21